Fair value of Financial Instruments (As Restated) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash equivalents - money market funds	$ 13,023	$ 162,260
Marketable securities	264,184	146,902	$ 126,449	$ 0
Total financial assets	277,207	309,162		306,097
Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash equivalents - money market funds	5,670	155,367
Marketable securities				306,097
Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash equivalents - money market funds	0	1,996
Marketable securities	7,440	51,497
Commercial Paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities		51,498
U.S. Treasuries
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash equivalents - money market funds	7,353	4,897
Marketable securities	68,492
U.S. Government agencies
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities	105,675	28,398
Corporate bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities		67,006
Level 1
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash equivalents - money market funds	5,670	155,367
Marketable securities	0	0
Total financial assets	5,670	155,367		306,097
Level 1 | Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash equivalents - money market funds	5,670	155,367
Marketable securities				$ 306,097
Level 1 | Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash equivalents - money market funds	0	0
Marketable securities	0	0
Level 1 | U.S. Treasuries
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash equivalents - money market funds	0	0
Marketable securities	0
Level 1 | U.S. Government agencies
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities	0	0
Level 2
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash equivalents - money market funds	7,353	6,893
Marketable securities	264,184	146,902
Total financial assets	271,537	153,795
Level 2 | Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash equivalents - money market funds	0	0
Level 2 | Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash equivalents - money market funds	0	1,996
Marketable securities	7,440	51,497
Level 2 | Commercial Paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities		51,498
Level 2 | U.S. Treasuries
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash equivalents - money market funds	7,353	4,897
Marketable securities	68,492
Level 2 | U.S. Government agencies
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities	105,675	28,398
Level 2 | Corporate bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities		67,006
Level 3
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash equivalents - money market funds	0	0
Marketable securities	0	0
Total financial assets	0	0
Level 3 | Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash equivalents - money market funds	0	0
Level 3 | Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash equivalents - money market funds	0	0
Marketable securities	0	0
Level 3 | U.S. Treasuries
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash equivalents - money market funds	0	0
Marketable securities	0
Level 3 | U.S. Government agencies
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities	$ 0	$ 0